Offerings - Offering: 1	Dec. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	1,265,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 8,855,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,222.88
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

The Registrant’s Registration Statement on Form F-1 (Registration No. 333-290122) was initially filed on September 9, 2025 and was declared effective on November 27, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on December 17, 2025.